CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ 7,732	$ 3,473
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	$ 77	12
Changes in trading marketable securities, net		561
Loss (gain) from available for sale securities, net	$ 67	(11)
Changes in accrued liability for employee severance benefits, net of retirement fund profit	28	55
Share-based compensation	859	144
Non cash finance expenses (income), net	(43)	3,574
Changes in operating asset and liabilities:
Decrease in trade and other receivable	192	3
Decrease (increase) in other non-current assets	(1)	3
Increase (decrease) in accounts payable and accruals	771	(298)
Net cash provided by (used in) operating activities	(5,782)	570
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	$ (149)	(89)
Amounts funded in respect of employee rights upon retirement		$ (36)
Investment in bank deposits	$ (28,025)
Purchase of available for sale securities	(46,762)	$ (9,108)
Proceeds from sale of available for sale securities	6,028	215
Net cash used in investing activities	$ (68,908)	(9,018)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Preferred A shares, net of issuance costs		$ 8,157
Proceeds from issuance of ordinary shares through a public offering , net of issuance costs	$ 64,202
Proceeds from exercise of warrants	2,130
Proceeds from exercise of options	$ 315
Long-term bank borrowings		$ 55
Payments in respect of bank borrowings	$ (16)
Net cash provided by financing activities	66,631	$ 8,212
DECREASE IN CASH AND CASH EQUIVALENTS	(8,059)	(236)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	7	49
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	43,008	1,747
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	$ 34,956	1,560
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS
Conversion of Preferred A shares into Ordinary Shares		$ 8,069
Cashless exercise of warrants	$ 4